PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,105	$ 17,310
Property and equipment, accumulated depreciation	9,994	10,030
Property and equipment, net	6,111	7,280
Depreciation expense	1,184	1,212	1,133
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,025	7,779
Property and equipment, accumulated depreciation	3,440	3,485
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,822	2,752
Property and equipment, accumulated depreciation	2,221	2,187
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,611	1,910
Property and equipment, accumulated depreciation	864	1,001
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	452	488
Property and equipment, accumulated depreciation	349	343
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,620	3,729
Property and equipment, accumulated depreciation	2,803	2,706
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	575	652
Property and equipment, accumulated depreciation	$ 317	$ 308